Consolidated Statements of Stockholders' Equity (Deficit)	Total USD ($)	Total AUD	Founder AUD	Cash AUD	Cashless Exercise of Option	Positive Outcome of Litigation AUD	Consulting Fees AUD	Registration Payment Arrangements AUD	Common Stock AUD	Common Stock Founder AUD	Common Stock Cash AUD	Common Stock Cashless Exercise of Option AUD	Common Stock Positive Outcome of Litigation AUD	Common Stock Consulting Fees AUD	Common Stock Registration Payment Arrangements	Additional Paid-In Capital AUD	Additional Paid-In Capital Founder AUD	Additional Paid-In Capital Cash AUD	Additional Paid-In Capital Cashless Exercise of Option AUD	Additional Paid-In Capital Positive Outcome of Litigation AUD	Additional Paid-In Capital Consulting Fees AUD	Additional Paid-In Capital Registration Payment Arrangements AUD	Retained (Deficit) Prior to Exploration Activities AUD	Retained (Deficit) During Exploration Period AUD	Retained (deficit) During Development Period AUD	Non-Controlling Interests AUD
Beginning Balance at Jan. 05, 2001
Shares issued (in shares)											616,000
Shares issued				18,000							1,000							17,000
Shares issued for services at US$0.022 in 2003 & 2004 and US$0.05 in 2001 per share (in shares)									146,000	4,298,000
Shares issued for services at US$0.022 in 2003 & 2004 and US$0.05 in 2001 per share		4,000	124,000							5,000						4,000	119,000
Net Loss		(131,000)																					(131,000)
Ending Balance at Dec. 31, 2001		15,000							6,000							140,000							(131,000)
Ending Balance (in shares) at Dec. 31, 2001									5,060,000
Shares issued (in shares)											225,000
Shares issued				6,000														6,000
Shares issued for officer's compensation (in shares)									11,250,000
Shares issued for officer's compensation		163,000							15,000							148,000
Net Loss		(183,000)																					(183,000)
Ending Balance at Dec. 31, 2002		1,000							21,000							294,000							(314,000)
Ending Balance (in shares) at Dec. 31, 2002									16,535,000
Shares issued for services at US$0.022 in 2003 & 2004 and US$0.05 in 2001 per share (in shares)									5,026,000
Shares issued for services at US$0.022 in 2003 & 2004 and US$0.05 in 2001 per share		146,000							7,000							139,000
Net Loss		(157,000)																					(157,000)
Ending Balance at Dec. 31, 2003		(10,000)							28,000							433,000							(471,000)
Ending Balance (in shares) at Dec. 31, 2003									21,561,000
Shares issued for services at US$0.022 in 2003 & 2004 and US$0.05 in 2001 per share (in shares)									2,005,000
Shares issued for services at US$0.022 in 2003 & 2004 and US$0.05 in 2001 per share		58,000							3,000							55,000
Options issued for consulting and services fees		161,000														161,000
Loan forgiveness-former major shareholder		12,000														12,000
Net Loss		(235,000)																					(235,000)
Ending Balance at Dec. 31, 2004		(14,000)							31,000							661,000							(706,000)
Ending Balance (in shares) at Dec. 31, 2004									23,566,000
Shares issued on exercise of options												17,086,000
Shares issued on exercise of options												22,000							(22,000)
Net Loss		(75,000)																					(75,000)
Ending Balance at Dec. 31, 2005		(89,000)							53,000							639,000							(781,000)
Ending Balance (in shares) at Dec. 31, 2005									40,652,000
Cost of share issues		(128,000)														(128,000)
Shares issued (in shares)											12,757,000		113,000
Shares issued				3,872,000		35,000					17,000		0					3,855,000		35,000
Shares issued on exercise of options												72,281,000
Shares issued on exercise of options												93,000							(93,000)
Amortization of options under stock option plan		115,000														115,000
Net Loss		(4,536,000)																					(58,000)	(4,478,000)
Ending Balance at Dec. 31, 2006		(731,000)							163,000							4,423,000							(839,000)	(4,478,000)
Ending Balance (in shares) at Dec. 31, 2006									125,803,000
Cost of share issues		(1,675,000)														(1,675,000)
Shares issued (in shares)											47,687,000			2,604,000
Shares issued				25,742,000			1,004,000				56,000			3,000				25,686,000			1,001,000
Shares issued on exercise of options												75,000
Shares issued as a result of delay in lodgement of registration statement (in shares)									200,000
Shares issued as a result of delay in lodgement of registration statement		364,000														364,000
Shares issued for part-settlement of the acquisition of rights to exploration licences under agreement (in shares)									500,000
Shares issued for part-settlement of the acquisition of rights to exploration licences under agreement		518,000							1,000							517,000
Amortization of options under stock option plan		376,000														376,000
Net Loss		(8,638,000)																						(8,638,000)
Ending Balance at Dec. 31, 2007		16,960,000							223,000							30,692,000							(839,000)	(13,116,000)
Ending Balance (in shares) at Dec. 31, 2007									176,869,000
Cost of share issues		(5,964,000)														(5,964,000)
Shares issued (in shares)		42,000,000									42,000,000			31,000	458,000
Shares issued		110,028,293		110,028,000			147,000	900,000			44,000							109,984,000			147,000	900,000
Shares issued for services at US$0.022 in 2003 & 2004 and US$0.05 in 2001 per share (in shares)		30,800
Shares issued for services at US$0.022 in 2003 & 2004 and US$0.05 in 2001 per share		147,588
Shares issued on exercise of options		1,522,358							5,436,000			1,522,000
Shares issued on exercise of options		13,724,000							6,000			2,000				13,718,000			(2,000)
Amortization of options under stock option plan		5,186,000														5,186,000
Net Loss		(14,222,000)																						(14,222,000)
Ending Balance at Dec. 31, 2008		126,759,000							275,000							154,661,000							(839,000)	(27,338,000)
Ending Balance (in shares) at Dec. 31, 2008									226,316,000
Shares issued on exercise of options		18,000							18,000
Shares issued on exercise of options		3,000														3,000
Amortization of options under stock option plan		4,260,000														4,260,000
Net Loss from operations		(38,066,000)																						(38,066,000)
Net loss from discontinued operations		(247,000)																						(247,000)
Fair value of non-controlling interest		10,261,000																								10,261,000
Net change in controlling/non-controlling interest		13,541,000														4,842,000										8,699,000
Net loss attributable to non-controlling stockholders		(1,612,000)																								(1,612,000)
Net Loss attributable to Legend stockholders		(38,313,000)																						(38,313,000)
Ending Balance at Dec. 31, 2009		114,899,000							275,000							163,766,000							(839,000)	(65,651,000)		17,348,000
Ending Balance (in shares) at Dec. 31, 2009									226,334,000
Shares issued (in shares)		66,282
Shares issued on exercise of options		1,000,000			333,334							66,000
Amortization of options under stock option plan		1,728,000														1,728,000
Options issued for consulting and services fees		247,000														247,000
Net Loss from operations		(32,730,000)																						(32,730,000)
Net loss from discontinued operations		(5,136,000)																						(5,136,000)
Adjustment due to purchase of additional shares in subsidiary		(4,032,000)														(2,705,000)										(1,327,000)
Adjustment due to issue of shares by subsidiary		2,464,000														772,000										1,692,000
Net loss attributable to non-controlling stockholders		(3,803,000)																								(3,803,000)
Net Loss attributable to Legend stockholders		(37,866,000)																						(37,866,000)
Ending Balance at Dec. 31, 2010		73,637,000							275,000							163,808,000							(839,000)	(103,517,000)		13,910,000
Ending Balance (in shares) at Dec. 31, 2010									226,400,000
Shares issued (in shares)		7,572
Shares issued on exercise of options					9,000							7,000
Amortization of options under stock option plan		452,000														452,000
Net Loss from operations		(39,130,000)																						(4,100,000)	(35,030,000)
Net loss from discontinued operations		(4,084,000)																							(4,084,000)
Net Loss		(46,696,000)
Adjustment due to purchase of additional shares in subsidiary		(94,000)														(60,000)										(34,000)
Net loss attributable to non-controlling stockholders		(2,619,000)																								(2,619,000)
Net Loss attributable to Legend stockholders		(43,214,000)																						(4,100,000)	(39,114,000)
Ending Balance at Dec. 31, 2011		28,162,000							275,000							164,200,000							(839,000)	(107,617,000)	(39,114,000)	11,257,000
Ending Balance (in shares) at Dec. 31, 2011									226,407,000
Shares issued (in shares)	22,640,725										22,640,000
Shares issued		2,255,726		2,256,000							23,000							2,233,000
Amortization of options under stock option plan		44,000														44,000
Net Loss from operations		(18,759,000)																							(18,759,000)
Net loss from discontinued operations		(4,661,000)																							(4,661,000)
Net Loss	(27,407,000)	(26,422,000)
Adjustment due to purchase of additional shares in subsidiary		(32,000)														(3,000)										(29,000)
Adjustment due to issue of shares by subsidiary		5,130,000														338,000										4,792,000
Net loss attributable to non-controlling stockholders	(3,114,000)	(3,002,000)																								(3,002,000)
Net Loss attributable to Legend stockholders		(23,420,000)																							(23,420,000)
Ending Balance at Dec. 31, 2012	9,479,000	9,138,000							298,000							166,812,000							(839,000)	(107,617,000)	(62,534,000)	13,018,000
Ending Balance (in shares) at Dec. 31, 2012									249,047,000
Shares issued (in shares)	142,500,000										142,500,000
Shares issued	7,125,000			6,932,000							138,000							6,794,000
Net Loss from operations		(5,126,000)																							(5,126,000)
Net loss from discontinued operations		7,248,000																							7,248,000
Net Loss		(5,126,000)
Adjustment due to issue of shares by subsidiary		7,140,000														891,000										6,249,000
Adjustment for deconsolidation of subsidiary		(18,115,000)																								(18,115,000)
Net loss attributable to non-controlling stockholders		(1,152,000)																								(1,152,000)
Ending Balance at Jun. 30, 2013		6,065,000							436,000							174,497,000							(839,000)	(107,617,000)	(60,412,000)
Ending Balance (in shares) at Jun. 30, 2013									391,547,000